As filed with the Securities and Exchange Commission on March 18, 2011.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 121	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 122	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

with a copy to:

John M. Loder, Esq.	Bruce A. Rosenblum, Esq.
Ropes & Gray LLP	K&L Gates LLP
800 Boylston Street	1601 K St, N.W., Suite 1200
Boston, Massachusetts 02199	Washington, DC, 20006-1600

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund and Columbia Rhode Island Intermediate Municipal Bond Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 18th day of March, 2011.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	March 18, 2011
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	March 18, 2011
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	March 18, 2011
Joseph F. DiMaria	(Principal Accounting Officer)

JOHN D. COLLINS*	Trustee	March 18, 2011
John D. Collins

RODMAN L. DRAKE*	Trustee	March 18, 2011
Rodman L. Drake

DOUGLAS A. HACKER*	Trustee	March 18, 2011
Douglas A. Hacker

MICHAEL A. JONES*	Trustee	March 18, 2011
Michael A. Jones

JANET LANGFORD KELLY*	Trustee	March 18, 2011
Janet Langford Kelly

WILLIAM E. MAYER *	Trustee	March 18, 2011
William E. Mayer

CHARLES R. NELSON*	Trustee	March 18, 2011
Charles R. Nelson

JOHN J. NEUHAUSER*	Trustee	March 18, 2011
John J. Neuhauser

JONATHAN PIEL*	Trustee	March 18, 2011
Jonathan Piel

PATRICK J. SIMPSON*	Trustee	March 18, 2011
Patrick J. Simpson

ANNE-LEE VERVILLE*	Trustee	March 18, 2011
Anne-Lee Verville

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact March 18, 2011

**	Executed by Ryan C. Larrenaga on behalf of Michael A. Jones pursuant to a Power of Attorney dated January 24, 2011 and incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on January 28, 2011, and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 28, 2010.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxanomny Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase